GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2015	2014
Balance at beginning of year	$103,966	$102,718
Goodwill acquired (note 5(c), 5(d) and 5(e))	60,478	8,697
Foreign currency translation adjustments	(7,956)	(7,449)
	$156,488	$103,966

OEM Solutions	$103,567	$80,699
Enterprise Solutions	24,993	23,267
Cloud and Connectivity Services	27,928	—
	$156,488	$103,966